Share capital warrants and subscription receipts - Summary Of The Stock Option Information (Detail)	12 Months Ended
	Nov. 30, 2023 shares $ / shares	Nov. 30, 2023 shares $ / shares	Nov. 30, 2022 shares $ / shares	Nov. 30, 2022 shares $ / shares	Nov. 30, 2021 shares $ / shares	Nov. 30, 2021 shares $ / shares
US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	279,369	279,369
Weighted average remaining life	8 years 9 months 21 days
Weighted average exercise price | $ / shares		$ 6.02
CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,774,559	1,774,559	1,180,052	1,180,052	797,583	797,583
Weighted average remaining life	7 years 5 months 26 days
Weighted average exercise price | (per share)	$ 11.51	$ 8.48	$ 1,592	$ 1,184	$ 15.32	$ 12
Exercise Price 1 | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	179,185	179,185
Weighted average remaining life	9 years 3 months
Weighted average exercise price | $ / shares		$ 3.8
Exercise Price 1 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	57,500	57,500
Weighted average remaining life	10 days
Weighted average exercise price | (per share)	$ 1.52	$ 1.12
Exercise Price 1 | Top of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		4.76
Exercise Price 1 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	4.76	3.5
Exercise Price 1 | Bottom of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		1
Exercise Price 1 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 1	$ 0.74
Exercise Price 2 | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	100,184	100,184
Weighted average remaining life	8 years 10 days
Weighted average exercise price | $ / shares		$ 10
Exercise Price 2 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	707,695	707,695
Weighted average remaining life	9 years 3 months
Weighted average exercise price | (per share)	$ 5.16	$ 3.8
Exercise Price 2 | Top of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		15
Exercise Price 2 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	8	5.89
Exercise Price 2 | Bottom of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		4.77
Exercise Price 2 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 4.77	$ 3.51
Exercise Price 3 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	308,196	308,196
Weighted average remaining life	5 years 5 months 4 days
Weighted average exercise price | (per share)	$ 11.1	$ 8.17
Exercise Price 3 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	15	11.04
Exercise Price 3 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 8.01	$ 5.9
Exercise Price 4 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	621,167	621,167
Weighted average remaining life	7 years 6 months 18 days
Weighted average exercise price | (per share)	$ 16.85	$ 12.4
Exercise Price 4 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	24	17.67
Exercise Price 4 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 15.01	$ 11.05
Exercise Price 5 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	51,575	51,575
Weighted average remaining life	4 years 10 months 9 days
Weighted average exercise price | (per share)	$ 33.27	$ 24.5
Exercise Price 5 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	36	26.51
Exercise Price 5 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 24.01	$ 17.68
Exercise Price 6 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	28,426	28,426
Weighted average remaining life	4 years 4 months 6 days
Weighted average exercise price | (per share)	$ 38.24	$ 28.16
Exercise Price 6 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	40	29.45
Exercise Price 6 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 36.01	$ 26.51